Segment Information - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 Customers Segments	Dec. 31, 2016
Disclosure of operating segments [line items]
Number of operating segments reported | Segments	4
Description of factors used to identify entity's reportable segments	When determining Ericsson's operating segments, consideration has been given to which markets and what type of customers the products and services aim to attract, as well as the distribution channels they are sold through. Commonality regarding technology, research and development has also been taken into account. To best reflect the business focus and to facilitate comparability with peers, four operating segments are reported;
Number of customers representing 10% or more of sales	0
10 largest customers [member]
Disclosure of operating segments [line items]
Percentage of contribution to net sales	45.00%	46.00%
Largest customer [member]
Disclosure of operating segments [line items]
Percentage of contribution to net sales	7.00%	7.00%
Networks [member] | IPR licensing revenues [member]
Disclosure of operating segments [line items]
Percentage of revenue	82.00%
Digital services [member] | IPR licensing revenues [member]
Disclosure of operating segments [line items]
Percentage of revenue	18.00%
Bottom of range [member]
Disclosure of operating segments [line items]
Number of customer base	500